Summary of significant accounting policies (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Research and development costs | $	$ 35		$ 184		$ 163
Advertising and promotional expenses | $	$ 13		$ 16		$ 13
Shares issued | shares	3,260,559	3,260,559	2,229,609	2,229,609
ZHEJIANG TIANLAN
Research and development costs | ¥		¥ 19,018		¥ 14,363		¥ 12,873
Advertising and promotional expenses | ¥		¥ 0		¥ 0		¥ 4
Shares issued | shares	82,572,000	82,572,000	82,572,000	82,572,000